Taxes (Details) - Schedule of loss before income tax provision - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Loss Before Income Tax Provision Abstract
Loss before income tax expense from China	$ (994,682)	$ (5,526,756)
Loss before income tax expense from outside of China	(4,745,397)	(3,337,978)
Total loss before income tax provision	$ (5,740,079)	$ (8,864,734)